Income Taxes	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Income taxes

16. Income taxes

(a) Income taxes recognized in consolidated statements of profit or loss:

	For the six months period ended June 30, 2024	For the six months period ended June 30, 2025
	MYR	MYR	USD
Current tax
Provision for the period	–	970,724	221,657
Under provision in prior years	225,946	481,413	109,927
Deferred tax	–	126,153	28,806
	225,946	1,578,290	360,390

Notes:

1)	Cayman Islands

Under the current tax laws of the Cayman Islands, the Group is not subject to any income tax in the Cayman Islands.

2)	Malaysia

Under the Income Tax Act of Malaysia, enterprises incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays, and tax exemptions may be granted on a case-by-case basis.

For the six months period ended June 30, 2025 and 2024, the tax rate is 24% for companies incorporated in Malaysia with paid-in capital of MYR 2.5 million or more.

(b) Reconciliation between tax expenses and accounting profit at applicable tax rates:

	For the six months period ended June 30, 2024	For the six months period ended June 30, 2025
	MYR	MYR	USD
Profit before income taxes	(2,349,175)	3,822,895	872,927
Notional tax on profit before taxation, calculated at the rates applicable to the respective tax jurisdictions	(563,802)	917,495	209,502
Effect of tax rates in foreign jurisdictions	421,061	159,255	36,365
Non-deductible expenses	3,900	20,127	4,596
Tax effect on capital allowance	15,515	–	–
Unrecognized cost	126,326	–	–
Under provision of tax in prior years	225,946	481,413	109,927
Tax expenses for the period	225,946	1,578,290	360,390

(c) Deferred tax recognized in the consolidated statement of financial position

The significant components of deferred taxes recognized in the consolidated statement of financial position and the movements during the period presented are as follows:

	As of December 31, 2024	As of June 30, 2025
	MYR	MYR	USD
Deferred tax assets:
- Allowance for credit losses	178,526	96,378	22,808
- Lease liability	598,394	551,858	130,596
Total deferred tax assets	776,920	648,236	153,404
Net off against deferred tax liabilities	(746,897)	(648,236)	(153,404)
Net deferred tax assets	30,023	–	–
Deferred tax liabilities:
- Right-of-use asset	(546,530)	(485,396)	(114,868)
- Depreciation and amortization	(200,367)	(258,970)	(61,285)
Total deferred tax liabilities	(746,897)	(744,366)	(176,153)
Net off against deferred tax assets	746,897	648,236	153,404
Net deferred tax liabilities	–	(96,130)	(22,749)

(d) Uncertain tax position

The following table illustrates the movement of tax payable during the six months ended June 30, 2024.

As of
June 30, 2024
MYR
Tax payable as of December 31, 2023	1,448,723
Under provision of tax	225,946
- Penalties- Late payment	95,933
- Penalties- Underestimation	143,522
- Tax payable true up	(13,509)
Tax payable as of June 30, 2024	1,674,669

The Group evaluates whether it is probable that tax authority will accept the tax treatment for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions.

As of June 30, 2024, the Group faced total penalties amounting to MYR 239,455 due to discrepancies identified in the tax filings. This total includes a penalty of MYR 143,522 caused by the understatement of estimated tax payable and MYR 95,933 accordingly for late payments as the Group did not meet the required payment deadlines. The understatement of estimated tax payable penalty is calculated as 10% of the actual tax payable, of which was originally estimated at MYR 1,435,215. Consequently, the Company’s total tax payable has further increased to MYR 1,674,669 due to governmental assessments and the failure to settle the outstanding tax payable within the required timeframe.

According to the Income Tax Act (ITA) 1967, all income tax payments must be made by the specified due date to avoid penalties. If payments are not settled by this deadline, the Act stipulates that penalties will be imposed on any outstanding amounts. For the year ended December 31, 2023, the Group has not fulfilled its obligation to pay the income taxes for the Year of Assessment 2022 and 2023.